GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 5,809
2022	4,877
2023	4,329
2024	4,282
2025	1,849
Thereafter	2,530
Intangible assets, net	$ 23,676	$ 9,143